PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision at beginning	R$ 1,111.8	R$ 978.0
CTA effect	(17.1)	14.8
Constituted provisions	1,279.7	652.6
Consumed provisions	(572.1)	(373.1)
Reversed provisions	(353.3)	(160.5)
Provision at ending	1,449.0	1,111.8
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	325.9	282.3
CTA effect
Constituted provisions	423.0	148.6
Consumed provisions	(129.8)	(33.6)
Reversed provisions	(94.0)	(71.4)
Provision at ending	525.1	325.9
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision at beginning	195.1	149.9
CTA effect	(2.0)	1.3
Constituted provisions	285.1	294.7
Consumed provisions	(211.5)	(205.8)
Reversed provisions	(49.9)	(45.0)
Provision at ending	216.8	195.1
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	372.0	340.2
CTA effect	(7.4)	0.3
Constituted provisions	273.0	144.8
Consumed provisions	(165.8)	(89.9)
Reversed provisions	(174.8)	(23.4)
Provision at ending	297.0	372.0
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	214.2	202.3
CTA effect	(7.4)	12.5
Constituted provisions	275.3	39.8
Consumed provisions	(42.5)	(19.7)
Reversed provisions	(34.6)	(20.7)
Provision at ending	405.0	214.2
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	4.6	3.3
CTA effect	(0.3)	0.7
Constituted provisions	23.3	24.7
Consumed provisions	(22.5)	(24.1)
Reversed provisions
Provision at ending	R$ 5.1	R$ 4.6